Income Tax - Income Tax and Deferred Tax Asset and Liabilities Components (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Income Tax
PRC	$ (54,239,842)		$ (99,596,774)	$ (148,696,060)
Outside of PRC	(3,314,311)		(2,197,049)	(14,711,876)
Loss before taxes and loss from equity in affiliates	(57,554,153)		(101,793,823)	(163,407,936)
PRC	(24,342,764)		(32,295,286)	(1,409,996)
Outside of PRC	2,075		276	4,895
Current income taxes expenses (benefits)	(24,340,689)		(32,295,010)	(1,405,101)
PRC	22,559,108		20,174,775	(12,092,683)
Deferred income taxes expenses (benefits)	22,559,108		20,174,775	(12,092,683)
Income tax benefits	$ (1,781,581)		$ (12,120,235)	$ (13,497,784)
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Deferred tax assets:
Accrued salary expenses	$ 1,330,327		$ 2,792,431
Bad debt provision	24,530,121		29,096,796
Net operating loss carry forwards	15,226,856		24,801,075
Advertising expenses	413,645		1,013,274
Accrued expense	7,471,246		8,862,609
Others	41,955		508,950
Gross deferred tax assets	49,014,150		67,075,135
Valuation allowance	(49,014,150)		(41,617,648)	$ (26,732,045)	$ (5,714,480)
Total deferred tax assets			25,457,487
Deferred tax liabilities:
Intangible assets from acquisition and other assets	824,771		3,517,837
Total deferred tax liabilities	$ 824,771		$ 3,517,837
PRC
Income Tax
Period of statute of limitations	3 years	3 years
Period of statute of limitations, if the underpayment is more than the specified amount	5 years	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years	$ 14,119	¥ 100,000
Period of statute of limitations for transfer pricing issues	10 years	10 years
Period of statute of limitations, in case of tax evasion	0 years	0 years
PRC | Shanghai SINA Leju | HNTE | Tax year 2018 through 2023
Income Tax
Preferential tax rate (as a percent)	15.00%	15.00%
Hong Kong
Income Tax
Tax rate (as a percent)	16.50%	16.50%